Accruals and Other Current Liabilities	12 Months Ended
Mar. 31, 2024
Accruals and Other Current Liabilities [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

11. ACCRUALS AND OTHER CURRENT LIABILITIES

	As of March 31,
	2024	2023
	$’000	$’000

Accrued payroll and welfare expenses	8	5
Accrued professional fee	156	136
Other accruals and payables	68	22
Total	232	163